10. Share-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation	$ 233,940	$ 406,194	$ 1,431,787	$ 1,793,093
Employee Stock Options [Member]
Share-based compensation	$ 200,000	$ 400,000
Options granted	0	0	8,336	58,334
Weighted average grant date fair value			$ 31.51	$ 32.40
Options exercised	0	0	0	0
Options vested			43,712	28,411
Fair value of options vested			$ 1,600,000	$ 1,900,000
Unrecognized compensation expense			$ 1,000,000
Unrecognized compensation expense recognition period			1 year 3 months 19 days
Restricted Stock Units (RSUs) [Member]
Options granted	0	0
Other than options granted			0	4,167
Vesting period				3 years
Other than options, grant date fair value per share				$ 25.32
Other than options, shares vested			1,389
Other than options, shares expired			0
Non Employee Stock Options [Member]
Share-based compensation	$ 0	$ 9,000	$ 36,000	$ 100,000
Options granted	0	834	834	0
Weighted average grant date fair value			$ 20.76
Options exercised	0	0		0
Options vested			834	842
Fair value of options vested			$ 36,000	$ 100,000
Common Stock Awards [Member]
Share-based compensation	$ 17,000	$ 17,000	$ 100,000	$ 100,000
Other than options granted	685	675	2,167	3,484
Other than options, shares outstanding			7,404	5,237	2,485
JSOP [Member]
Share-based compensation			$ 0	$ 0
Other than options, shares outstanding			27,000	27,000
Extend Expiry Dates [Member]
Incremental compensation expense				$ 4,000
Post Termination Modifications [Member]
Incremental compensation expense				$ 200,000